Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax provision:
United States	$ 17,837		$ 4,455
Foreign	2,217,112	595,461	783,915
Deferred tax provision:
Foreign	319,483	531,275
Total	$ 2,554,432	$ 1,126,736	$ 788,370